Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000223917 | FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000223917 | FR_91282CMD0
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000223917 | FR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223917 | FR_31418EDD9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223917 | FR_3132DWD26
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223917 | FR_31418EJ50
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223917 | FR_3140QTDY2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223917 | FR_31418ED80
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223917 | FR_31418ED72
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223917 | FR_3132E0JW3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223917 | Corporate Bonds & NotesFR_87612GAK7
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000223917 | Agency Mortgage-Backed SecuritiesFR_3132DWNK5
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000223917 | Asset-Backed SecuritiesFR_40638UAS8
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000223917 | U.S. Government SecuritiesFR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000223917 | Non-Agency Mortgage-Backed SecuritiesFR_23307DBC6
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000223917 | Commercial PaperFR_53522LN23_0.000000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223917 | Exchange-Traded FundsFR_46138G508
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223917 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169892 | FR_91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169892 | FR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169892 | FR_912810TQ1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169892 | FR_21H060622
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169892 | FR_01F052425
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169892 | FR_912810UC0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169892 | FR_912810TX6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169892 | FR_91282CLY5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169892 | FR_3140X7TQ2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169892 | FR_21H052629
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169892 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.30%)
C000169892 | Corporate Bonds & NotesFR_26884LAG4
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000169892 | Agency Mortgage-Backed SecuritiesFR_3140M7SF9
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000169892 | Asset-Backed SecuritiesFR_51507KAA4
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000169892 | U.S. Government SecuritiesFR_91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000169892 | Non-Agency Mortgage-Backed SecuritiesFR_69380CAA6
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000169892 | Senior Secured LoansFR_N3313EAG5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169892 | Foreign GovernmentFR_195325EG6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169895 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169895 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169895 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169895 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169895 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169895 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169895 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169895 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169895 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169895 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169895 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000169895 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000169895 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000169895 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000169895 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000169895 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000169895 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000169895 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169895 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169895 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169895 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169895 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200218 | FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000200218 | FR_816851109
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000200218 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000200218 | FR_69331C108
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200218 | FR_049560105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200218 | FR_281020107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200218 | FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200218 | FR_B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200218 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200218 | FR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200218 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200218 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000200218 | Spain
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000200218 | China
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200218 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200218 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169897 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169897 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169897 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169897 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169897 | FR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169897 | FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169897 | FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169897 | FR_75886F107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169897 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169897 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169897 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169897 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000169897 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000169897 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169897 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000169897 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169897 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000169897 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000169897 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169897 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169897 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219765 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000219765 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219765 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219765 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219765 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219765 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219765 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219765 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219765 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219765 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219765 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219765 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000219765 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000219765 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000219765 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000219765 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000219765 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000219765 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219765 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219765 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219765 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219765 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219766 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219766 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219766 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219766 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219766 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219766 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219766 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219766 | FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219766 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219766 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219766 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219766 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219766 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000219766 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219766 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000219766 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219766 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219766 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219766 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219766 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219766 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219766 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219766 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219766 | BondEquitySectorU.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000219766 | BondEquitySectorAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000219766 | BondEquitySectorCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000219766 | BondEquitySectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219766 | BondEquitySectorU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219766 | BondEquitySectorNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219766 | BondEquitySectorMunicipals
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219766 | BondEquitySectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219766 | BondEquitySectorTBA Sale Commitments Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000219766 | AssetEquities
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000219766 | AssetFixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000223918 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223918 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223918 | FR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000223918 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223918 | FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000223918 | FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000223918 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223918 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223918 | FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223918 | FR_36467J108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223918 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000223918 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000223918 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000223918 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223918 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000223918 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223918 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000223918 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223918 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000223918 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223918 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223918 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219767 | FR_05969A105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219767 | FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219767 | FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219767 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219767 | FR_165167735
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219767 | FR_29605J106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219767 | FR_422806208
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219767 | FR_574795100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219767 | FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219767 | FR_34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219767 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219767 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000219767 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000219767 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000219767 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000219767 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219767 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000219767 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219767 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219767 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219767 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219767 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219767 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219768 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219768 | FR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219768 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219768 | FR_682189105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219768 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219768 | FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219768 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219768 | FR_759351604
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219768 | FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219768 | FR_866674104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219768 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219768 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000219768 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000219768 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000219768 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000219768 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219768 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000219768 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219768 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000219768 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000219769 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000219769 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219769 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219769 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219769 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219769 | FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219769 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219769 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219769 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219769 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219769 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219769 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000219769 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000219769 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000219769 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000219769 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000219769 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000219769 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219769 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219769 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219769 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219769 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169894 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169894 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000169894 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169894 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000169894 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169894 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169894 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169894 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169894 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169894 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169894 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000169894 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000169894 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000169894 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000169894 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000169894 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000169894 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000169894 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169894 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169894 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169894 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169894 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169891 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169891 | FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169891 | FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169891 | FR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169891 | FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169891 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169891 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169891 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169891 | FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169891 | FR_483410007
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169891 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169891 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169891 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000169891 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000169891 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000169891 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000169891 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169891 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000169891 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000169891 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169891 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169891 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169891 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000169891 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169891 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000169891 | France
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000169891 | Japan
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000169900 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169900 | FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169900 | FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169900 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169900 | FR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169900 | FR_BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169900 | FR_ACI11TN03
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169900 | FR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169900 | FR_BHJYC0905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169900 | FR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169900 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169900 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169900 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000169900 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000169900 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000169900 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000169900 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169900 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000169900 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169900 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000169900 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169900 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169900 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169900 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000169900 | Japan
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000169900 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000169893 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169893 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000169893 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000169893 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169893 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169893 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169893 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169893 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169893 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169893 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169893 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000169893 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000169893 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000169893 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000169893 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000169893 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000169893 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169893 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169893 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169893 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169893 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000169893 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169896 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169896 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169896 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169896 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169896 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169896 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169896 | FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169896 | FR_871829107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169896 | FR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169896 | FR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169896 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169896 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000169896 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000169896 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000169896 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000169896 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000169896 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000169896 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169896 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000169896 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169896 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169890 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169890 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000169890 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000169890 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000169890 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169890 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169890 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169890 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169890 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169890 | FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169890 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000169890 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000169890 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169890 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000169890 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000169890 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000169890 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000169890 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169890 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169890 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169890 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169899 | FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169899 | FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169899 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169899 | FR_47233W109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169899 | FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169899 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169899 | FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169899 | FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169899 | FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169899 | FR_115236101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169899 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169899 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169899 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000169899 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169899 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000169899 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000169899 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000169899 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169899 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000169899 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169899 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000169898 | FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169898 | FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169898 | FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169898 | FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169898 | FR_45823T957
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169898 | FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169898 | FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169898 | FR_96208T104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169898 | FR_879369106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169898 | FR_531229755
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169898 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169898 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000169898 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000169898 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000169898 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000169898 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169898 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000169898 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000169898 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169898 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169898 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200219 | FR_3132DWD26
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200219 | FR_31418EJ50
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200219 | FR_3140QTDY2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200219 | FR_31418ED72
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200219 | FR_3132E0JW3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200219 | FR_3140QNQY1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200219 | FR_91282CLS8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200219 | FR_3132DWFB4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200219 | FR_3132DWD34
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200219 | FR_398079BL6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200219 | Commercial PaperFR_53522LN23_0.000000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200219 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200219 | Corporate Bonds & NotesFR_89236TMT9
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000200219 | Asset-Backed SecuritiesFR_08179KAS2
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000200219 | Agency Mortgage-Backed SecuritiesFR_31418EJ50
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000200219 | Non-Agency Mortgage-Backed SecuritiesFR_055985AJ4
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000200219 | U.S. Government SecuritiesFR_91282CLS8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223919 | FR_91282CLS8
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000223919 | FR_3133ENUD0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000223919 | FR_02582JJV3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000223919 | FR_89237MAA7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223919 | FR_59801MAC2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223919 | FR_00206RML3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223919 | FR_94989XBC8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223919 | FR_67591UAG2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223919 | FR_14919LAC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223919 | FR_13877JAC5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223919 | Commercial PaperFR_53522LN23_0.000000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223919 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223919 | U.S. Government SecuritiesFR_91282CLS8
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000223919 | Corporate Bonds & NotesFR_867914BS1
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000223919 | Asset-Backed SecuritiesFR_74989AAA5
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000223919 | Non-Agency Mortgage-Backed SecuritiesFR_05606FAA1
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000223919 | U.S. Government AgenciesFR_3133ENUD0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200216 | FR_626755102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200216 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200216 | FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200216 | FR_298736109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200216 | FR_436893200
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200216 | FR_06417N103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200216 | FR_576485205
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200216 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200216 | FR_22002T108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200216 | FR_59001A102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200216 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200216 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000200216 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000200216 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000200216 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000200216 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200216 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000200216 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200216 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000200216 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200216 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200216 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200220 | FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000200220 | FR_91282CMD0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200220 | FR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200220 | FR_31418EDD9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200220 | FR_3132DWD26
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200220 | FR_3140QTDY2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200220 | FR_31418ED72
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200220 | FR_3140QNQY1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200220 | FR_14314FBE7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200220 | FR_3140XFHM6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200220 | U.S. Government SecuritiesFR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000200220 | Commercial PaperFR_53522LN23_0.000000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200220 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200220 | Corporate Bonds & NotesFR_002824BG4
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000200220 | Asset-Backed SecuritiesFR_361886DC5
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000200220 | Agency Mortgage-Backed SecuritiesFR_31418EJ43
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000200220 | Non-Agency Mortgage-Backed SecuritiesFR_35564KE39
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000200221 | FR_91282CMD0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000200221 | FR_91282CLS8
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000200221 | FR_464288588
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200221 | FR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200221 | FR_3136B35Z9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200221 | FR_31418EE22
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200221 | FR_31418EKQ2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200221 | FR_3137F9CT6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200221 | FR_3132DWFR9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200221 | FR_3137FQKC6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200221 | Commercial PaperFR_53522LN23_0.000000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200221 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000200221 | U.S. Government SecuritiesFR_91282CLS8
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000200221 | Agency Mortgage-Backed SecuritiesFR_3140MMT73
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000200221 | Asset-Backed SecuritiesFR_448976AD2
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000200221 | Exchange-Traded FundsFR_464288588
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200221 | Non-Agency Mortgage-Backed SecuritiesFR_12593ABA2
Holdings [Line Items]
Percent of Net Asset Value	2.00%